Financial Risks - Credit Risks (Details) - Credit risk - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Risks
Total	kr 0	kr 46,586
Days past due account receivables
Financial Risks
Total	0
Not due account receivables
Financial Risks
Total	kr 0	kr 46,586